Borrowings - Operational borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	£ 998		£ 1,791
Borrowings in respect of short-term fixed income securities programmes
Borrowings
Borrowings	472	£ 1,200	1,085
Commercial Paper
Borrowings
Borrowings	472		485
Medium Term Notes
Borrowings
Borrowings			600
Total other borrowings
Borrowings
Borrowings	526		706
Bank loans and overdrafts
Borrowings
Borrowings	90		70
Obligations under finance leases
Borrowings
Borrowings	19		5
Other borrowings
Borrowings
Borrowings	£ 417		£ 631